Revenue - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
Disclosure of performance obligations [abstract]
Deferred revenue	$ 196.4
Explanation of how timing of satisfaction of performance obligations relates to typical timing of payment	Revenue recognized in 2018 from performance obligations satisfied (or partially satisfied) in prior years was less than 5% of the Company's gross revenue from continuing operations.
Revenue from performance obligations unsatisfied (or partially unsatisfied)		$ 4,179.0
Expected revenue recognition as contracts		23.00%
Explanation of expected revenue recognition as contracts		The Company expects to recognize approximately 23% of this revenue as contracts are completed over the next 18 months, with the remainder recognized thereafter.